Basis of Presentation (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Operating Loss	$ (3,022,325)	$ (3,726,903)	$ (8,890,820)	$ (420,617)
Cash in operations	1,404,749	532,252	2,060,576	(580,634)
Stockholders' deficit	1,287,907		6,326,189	(1,404,891)	$ (1,832,601)
Cash on hand	$ 1,222,553	$ 414,937	$ 967,943	$ 275,783	$ 106,316